Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Trading Symbol	CVRS
Entity Registrant Name	Corindus Vascular Robotics, Inc.
Entity Central Index Key	0001528557
Entity Filer Category	Smaller Reporting Company